Consolidated Statement of Income (Parenthetical) - EUR (€) € in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Consolidated Statement of Income [Abstract]
Interest and similar income	[1]	€ 3,994	€ 4,527	€ 8,269	€ 10,018
of which: calculated based on the effective interest rate method		€ 3,200	€ 3,600	€ 6,600	€ 7,700

[1]	Interest and similar income include € 3.2 billion for the three months ended June 30, 2021 and € 3.6 billion for the three months ended June 30, 2020 and € 6.6 billion for the six months ended June 30, 2021 and € 7.7 billion for the six months ended June 30, 2020, were calculated based on the effective interest method.